Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Right of Use Assets	The following table presents the ROU assets (in USD thousands):

	2025	2024
Office space leases	$12,382	$14,168

Summary of Lease Liabilities	The following table presents the lease liabilities (in USD thousands):

	2025	2024
Current	$2,700	$2,190
Non-current	12,587	14,603
Total	$15,287	$16,793